COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Millions				12 Months Ended
	Sep. 06, 2019	May 11, 2019	May 10, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 28, 2017
COMMITMENTS AND CONTINGENCIES
Damages sought value	$ 34.5
Acquisition of Energy Labs, Inc
COMMITMENTS AND CONTINGENCIES
Contingent consideration, range of outcomes, low						$ 0.0
Contingent consideration, range of outcomes, high						$ 34.5
Contingent consideration				$ 12.8	$ 34.5
Contingent consideration receivable				2.8	$ 2.8
Estimate of possible loss				31.7
Case with Bladeroom Group Limited and Liebert Corporation
COMMITMENTS AND CONTINGENCIES
Damages sought value			$ 30.0
Damages awarded value		$ 30.0
Litigation expense		$ 30.0
Third-party insurance appeal amount				96.8
Loss contingencies, accrued expenses				92.9
Offsetting indemnification receivable				$ 92.9